Lease liability and Right-of-use assets (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		$ 1,896	$ 2,005	$ 1,740
Right-of-use assets	$ 1,677	$ 1,561	$ 1,676	$ 1,550
Sale and lease back [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cash inflow for sale and leaseback	700
Lease liabilities	96
Right-of-use assets	37
Gains or losses from sales leaseback	$ 478